JOINT VENTURES AND ASSOCIATES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
JOINT VENTURES
Assets in joint ventures and associates	$ 34,054,957		$ 34,054,957		$ 30,657,173
Liabilities in joint ventures and associates	616,173		616,173		1,278,250
Share of profit or loss of joint ventures and affiliates	1,141,323	$ 65,975	919,087	$ 305,687
Trigall Genetics S.A.
JOINT VENTURES
Liabilities in joint ventures and associates	616,173		616,173		1,278,250
Share of profit or loss of joint ventures and affiliates			662,077	(98,280)
Synertech Industrias S.A.
JOINT VENTURES
Assets in joint ventures and associates	30,867,914		30,867,914		27,572,597
Share of profit or loss of joint ventures and affiliates			319,356	376,635
Indrasa Biotecnologia S.A.
JOINT VENTURES
Assets in joint ventures and associates	113,821		113,821		54,957
Share of profit or loss of joint ventures and affiliates			52,363	$ 27,332
Alfalfa Technologies S.R.L
JOINT VENTURES
Assets in joint ventures and associates	91,240		91,240		97,920
Moolec Science Limited
JOINT VENTURES
Assets in joint ventures and associates	$ 2,981,982		2,981,982		$ 2,931,699
Share of profit or loss of joint ventures and affiliates			$ (114,709)